UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                   811-7742

Exact name of registrant as specified in charter:     Voyageur Mutual Funds

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                David F. Connor, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             May 31, 2006

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)


Delaware Tax-Free California Fund
_________________________________

May 31, 2006


                                                                                                     Principal            Market
                                                                                                     Amount               Value

Municipal Bonds - 96.28%

Education Revenue Bonds - 11.63%
California Educational Facilities Authority Revenue
     (University of the Pacific)
     5.25% 5/1/34                                                                                    $ 1,000,000          $1,036,910
     5.75% 11/1/30 (MBIA)                                                                              1,000,000           1,076,880
     (Woodbury University) 5.00% 1/1/36                                                                1,000,000           1,000,300
California Public Works Board Lease Revenue (Various Universities of California Projects)
     Series D 5.00% 5/1/30                                                                             1,000,000           1,026,370
     Series F 5.00% 11/1/29                                                                            1,000,000           1,020,970
California State University Systemwide Revenue
     Series A 5.25% 11/1/20 (FSA)                                                                      1,000,000           1,071,450
California Statewide Communities Development Authority Student Housing (Irvine LLC - UCI East)
     5.00% 5/15/38                                                                                     1,000,000           1,019,230
California Statewide Communities Development Authority Student Revenue
     (East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)                                        1,000,000           1,038,810
California Statewide Community Development Authority Revenue (Viewpoint School Project)
     5.75% 10/1/33 (ACA)                                                                               1,000,000           1,064,900
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41                1,000,000           1,027,790
University of California 5.00% 5/15/33 (FSA)                                                           1,000,000           1,030,740
                                                                                                                           _________

                                                                                                                          11,414,350
                                                                                                                           _________

Electric Revenue Bonds - 2.16%
Puerto Rico Electric Power Authority Revenue Series OO 5.00% 7/1/13 (CIFG)                             2,000,000           2,124,140
                                                                                                                           _________

                                                                                                                           2,124,140
                                                                                                                           _________

Health Care Revenue Bonds - 10.31%
Abag Finance Authority of California (Nonprofit Corporations - San Diego Hospital Association)
     Series A 6.125% 8/15/20                                                                           1,250,000           1,338,513
California Health Facilities Financing Authority Revenue
     (Catholic Healthcare West) Series G 5.25% 7/1/23                                                  1,000,000           1,037,960
     (Nevada - Methodist) 5.00% 7/1/36                                                                 1,075,000           1,088,975
     (The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)                                               2,000,000           2,050,360
California Infrastructure & Economic Development Bank Revenue (Kaiser Hospital Associates I, LLC)
     Series A 5.55% 8/1/31                                                                             1,000,000           1,047,180
California Statewide Communities Development Authority Revenue
     (Health Facilities - Adventist Health) Series A 5.00% 3/1/35                                      2,000,000           2,011,540
     (Kaiser Permenante) 5.25% 3/1/45                                                                  1,500,000           1,540,785
                                                                                                                           _________

                                                                                                                          10,115,313
                                                                                                                          __________

Housing Revenue Bonds - 7.80%
California Statewide Communities Development Authority Multifamily Housing Revenue
     (Citrus Gardens Apartments) Series D1 5.375% 7/1/32                                               1,800,000           1,839,546
     (Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)                                      1,000,000           1,056,110
     (Village East Tabor Apartments) Series C 6.85% 8/20/36 (GNMA) (AMT)                               1,500,000           1,581,840
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37                 1,000,000           1,054,410
Santa Clara County Housing Authority Multifamily Housing Revenue (Rivertown Apartments Project)
     Series A 5.85% 8/1/31 (AMT)                                                                       1,000,000           1,026,910
Ventura County Area Housing Authority Multifamily Housing Revenue (Glen Oaks Apartments)
     Series A 6.35% 7/20/34 (GNMA)                                                                     1,001,000           1,100,349
                                                                                                                           _________

                                                                                                                           7,659,165
                                                                                                                           _________

Lease Revenue Bonds - 8.27%
California State Public Works Board Lease Revenue
     (Department of Corrections)
      Series A 5.00% 3/1/27 (AMBAC)                                                                    1,000,000           1,023,740
      Series C 5.25% 6/1/28                                                                            1,500,000           1,557,885
     (Department of General Services - Butterfield) Series A 5.25% 6/1/30                              1,000,000           1,043,340
Franklin-McKinley School District Certificates of Participation (Financing Project) Series B
     5.00% 9/1/27 (AMBAC)                                                                              1,060,000           1,089,436
Sacramento City Financing Authority Revenue 5.00% 12/1/29 (FGIC)                                       1,250,000           1,291,538
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                                     1,000,000           1,086,260
San Juan Basin Authority (Ground Water Recovery Project) 5.00% 12/1/34 (AMBAC)                         1,000,000           1,022,090
                                                                                                                           _________

                                                                                                                           8,114,289
                                                                                                                           _________



Local General Obligation Bonds - 16.41%
Beverly Hills Unified School District Election 2002 Series B 5.00% 8/1/30                              1,000,000           1,034,500
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A
     5.00% 8/1/28 (RADIAN)                                                                             1,000,000           1,016,190
Culver City Redevelopment Agency (Tax Allocation Redevelopment Project) Series A
     5.00% 11/1/25 (AMBAC)                                                                             1,000,000           1,035,740
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (MBIA)                               500,000             542,175
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36                   1,000,000           1,014,840
La Quinta Redevelopment Agency (Tax Allocation Redevelopment Project Area #1) Series A
     5.10% 9/1/31 (AMBAC)                                                                              2,000,000           2,062,280
Lake Elsinore Public Financing Authority Tax Allocation Series A 5.50% 9/1/30                          1,000,000           1,020,190
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                                 1,000,000           1,024,060
Modesto California Special Tax Community Facilities District #04-1 Village 2 5.15% 9/1/36              1,000,000             996,720
Poway Redevelopment Agency Tax Allocation 5.75% 6/15/33 (MBIA)                                         1,400,000           1,531,852
Riverside County Redevelopment Agency Tax Allocation (Jurupa Valley Project)
     5.25% 10/1/35 (AMBAC)                                                                             1,590,000           1,664,189
San Diego Unified School District 5.00% 7/1/28 (FSA)                                                   2,000,000           2,122,879
Sequoia Unified High School District Election 2001 5.125% 7/1/31 (FSA)                                 1,000,000           1,036,590
                                                                                                                           _________

                                                                                                                          16,102,205
                                                                                                                          __________

$ Pre-Refunded Bonds - 9.19%
California Educational Facilities Authority Revenue (Pepperdine University) Series A 5.50% 8/1/32-09   1,000,000           1,055,470
California State Department Water Reserve Power Supply Revenue Series A 5.375% 5/1/21-12               2,000,000           2,189,460
Golden State Tobacco Securitization Corporation
     5.50% 6/1/43-13 (RADIAN)                                                                          1,000,000           1,099,630
     5.625% 6/1/33-13                                                                                  1,000,000           1,107,240
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00% 1/1/29-10 (AMBAC)                      1,300,000           1,402,830
San Diego County Certificates of Participation (The Burnham Institute) 6.25% 9/1/29-09                 1,000,000           1,085,190
Southern California Logistics Airport Authority Tax Allocation
     (Southern California Logistics Airport Project) 6.50% 12/1/31-11                                  1,000,000           1,081,320
                                                                                                                           _________

                                                                                                                           9,021,140
                                                                                                                           _________

Resource Recovery Revenue Bonds - 4.19%
Salinas Valley Solid Waste Authority Revenue
     5.25% 8/1/27 (AMBAC) (AMT)                                                                        2,000,000           2,060,860

     5.25% 8/1/31 (AMBAC) (AMT)                                                                        2,000,000           2,052,240
                                                                                                                           _________

                                                                                                                           4,113,100
                                                                                                                           _________

Special Tax Bonds - 8.10%
Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30                                        2,000,000           2,052,880
Poway Unified School District Community Facilities District #6 5.60% 9/1/33                            1,000,000           1,023,290
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/35              1,750,000           1,751,190
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33                   2,000,000           2,103,040
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 5.125% 7/1/36 (AMBAC)                  1,000,000           1,025,570
                                                                                                                           _________

                                                                                                                           7,955,970
                                                                                                                           _________

State General Obligation Bonds - 7.62%
California State
     5.00% 2/1/26 (AMBAC)                                                                              1,500,000           1,543,170
     5.00% 2/1/33                                                                                      1,000,000           1,016,810
     5.50% 11/1/33                                                                                     2,000,000           2,162,160
California State Veterans Series B 5.70% 12/1/32 (AMT)                                                   640,000             654,330
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14                            1,000,000           1,039,430
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I
     5.50% 7/1/23                                                                                      1,000,000           1,059,450
                                                                                                                           _________

                                                                                                                           7,475,350
                                                                                                                           _________

Transportation Revenue Bonds - 6.35%
Bay Area Toll Boards Authority Revenue Series K 5.00% 4/1/31                                           1,000,000           1,034,090
Port of Oakland Revenue
     Series K 5.75% 11/1/29 (FGIC) (AMT)                                                               1,000,000           1,054,110
     Series L 5.375% 11/1/27 (FGIC) (AMT)                                                              1,000,000           1,053,040
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)                                   1,000,000           1,022,310
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25               1,000,000           1,048,310
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                                  1,000,000           1,018,320
                                                                                                                           _________

                                                                                                                           6,230,180
                                                                                                                           _________

Water & Sewer Revenue Bonds - 4.25%
Banning Utilities Authority Water Enterprise Revenue 5.25% 11/1/35 (FGIC)                              1,000,000           1,062,210
California State Department of Water Resources Systems Revenue (Central
     Valley Project) Series X 5.00% 12/1/29 (FGIC)                                                     1,000,000           1,026,490
Clovis Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                               1,000,000           1,056,920
Metropolitan Water District Southern California Waterworks Authority Revenue Series B-1
     5.00% 10/1/36 (FGIC)                                                                              1,000,000           1,026,160
                                                                                                                           _________

                                                                                                                           4,171,780
                                                                                                                           _________

Total Municipal Bonds (cost $91,396,143)                                                                                  94,496,982
                                                                                                                          __________



Short-Term Investments - 3.60%

Money Market Instruments - 2.58%
Federated California Municipal Cash Trust                                                              2,532,497           2,532,497
                                                                                                                           _________

                                                                                                                           2,532,497
                                                                                                                           _________

~ Variable Rate Demand Notes - 1.02%
California State Department of Water Resources Power Supply Series G-10 3.43%
     5/1/18 (FGIC)(SPA - Depfa Bank PLC)                                                               1,000,000           1,000,000
                                                                                                                           _________

                                                                                                                           1,000,000
                                                                                                                           _________

Total Short-Term Investments (cost $3,532,497)                                                                             3,532,497
                                                                                                                           _________

Total Market Value of Securities - 99.88%
     (cost $94,928,640)                                                                                                   98,029,479

Receivables and Other Assets Net of Liabilities (See Notes) - 0.12%                                                          113,915
                                                                                                                             _______

Net Assets Applicable to 8,724,392 Shares Outstanding - 100.00%                                                          $98,143,394
                                                                                                                         ___________

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

Summary of Abbreviations:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2.  Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $94,928,640
                                                                    ____________

Aggregate unrealized appreciation                                     3,418,497

Aggregate unrealized depreciation                                      (317,658)
                                                                     ___________

Net unrealized appreciation                                         $ 3,100,839
                                                                    ____________

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $806,875 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $800,836 expires in 2009 and $6,039 expires in 2011.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Tax-Free Idaho Fund
____________________________

May 31, 2006


                                                                                                     Principal            Market
                                                                                                     Amount               Value
Municipal Bonds- 97.54%

Corporate Revenue Bonds - 7.47%
Meridian Economic Development Corporation Revenue Refunding Industrial
     Development (Hi-Micro Project) 5.85% 8/15/11 (AMT)                                              $ 1,250,000          $1,253,450
Nez Perce County Pollution Control Revenue Refunding (Potlatch Corporation Project) 6.00% 10/1/24      2,535,000           2,582,658
Power County Pollution Control Revenue Refunding (FMC Corporation Project) 5.625% 10/1/14              2,475,000           2,530,910
                                                                                                                           _________

                                                                                                                           6,367,018
                                                                                                                           _________

Education Revenue Bonds - 14.39%
Boise State University Idaho Revenue
     5.00% 4/1/17 (AMBAC)                                                                                500,000             525,035
     5.00% 4/1/18 (FGIC)                                                                               1,645,000           1,732,547
     5.125% 4/1/31 (FGIC)                                                                              1,000,000           1,031,120
     5.375% 4/1/22 (FGIC)                                                                              1,000,000           1,065,500
Idaho State University Revenue Refunding and Improvement
     5.00% 4/1/20 (FSA)                                                                                1,130,000           1,178,036
     5.00% 4/1/23 (FSA)                                                                                2,115,000           2,197,295
North Idaho College Dormitory Housing Certificate of Participation 6.45% 10/1/16                       1,000,000           1,024,270
University of Idaho University Revenue Refunding General Series A 5.00% 4/1/21 (AMBAC)                 1,150,000           1,209,007
University of Idaho University Revenue Student Fee (Housing Improvements Project)
     5.25% 4/1/31 (FGIC)                                                                               2,195,000           2,301,106
                                                                                                                           _________

                                                                                                                          12,263,916
                                                                                                                          __________

Electric Revenue Bonds - 1.80%
Puerto Rico Electric Power Authority Power Revenue
     Series II 5.25% 7/1/31                                                                            1,000,000           1,025,500
     Series NN 5.125% 7/1/29                                                                             500,000             508,740
                                                                                                                             _______

                                                                                                                           1,534,240
                                                                                                                           _________


Escrowed to Maturity Bonds - 2.18%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Series A 5.375% 10/1/24            1,750,000           1,861,300
                                                                                                                           _________

                                                                                                                           1,861,300
                                                                                                                           _________

Health Care Revenue Bonds - 5.50%
Idaho Health Facilities Authority Hospital Revenue (Idaho Elks Rehabilitation Hospital Project)
     5.30% 7/15/18                                                                                       652,000             635,894
     5.45% 7/15/23                                                                                     2,000,000           2,031,980
     (Portneuf Medical Center Project) Series A 5.00% 9/1/35 (RADIAN)                                  1,000,000           1,006,970
Madison County Hospital Revenue Certificates of Participation (Idaho Elks Rehabilitation
     Hospital Project) 5.25% 9/1/37                                                                    1,000,000           1,011,380
                                                                                                                           _________

                                                                                                                           4,686,224
                                                                                                                           _________

Housing Revenue Bonds - 8.27%
Idaho Housing & Finance Association Single Family Mortgage
     Series A Class III 4.875% 7/1/26 (AMT)                                                            1,000,000           1,001,910
     Series B Class I 5.00% 7/1/37 (AMT)                                                               1,000,000           1,001,690
     Series C Class III 5.35% 1/1/25 (AMT)                                                               355,000             360,968
     Series D Class III 5.45% 7/1/23 (AMT)                                                             1,450,000           1,485,757
     Series E Class I 5.35% 1/1/33 (AMT)                                                                  90,000              91,616
     Series E Class III 4.875% 1/1/26 (AMT)                                                            1,500,000           1,502,865
Idaho State Housing Agency Housing Revenue (Park Place Project) Series A 6.50%
     12/1/36 (FHA)(AMT)                                                                                  950,000             973,655
Idaho State Housing Agency Single Family Mortgage
     Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)                                                       60,000              60,108
     Series A 6.10% 7/1/16 (FHA) (VA) (AMT)                                                               80,000              80,146
     Series A-1 6.85% 7/1/12 (AMT)                                                                         5,000               5,010
     Series B 6.45% 7/1/15 (FHA) (VA) (AMT)                                                               30,000              30,565
     Series C-2 6.35% 7/1/15 (AMT)                                                                        45,000              45,295
     Series E 6.35% 7/1/15 (FHA) (AMT)                                                                    75,000              75,952
     Series E-1 6.60% 7/1/11                                                                              15,000              15,028
     Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)                                                            315,000             315,548
                                                                                                                             _______

                                                                                                                           7,046,113
                                                                                                                           _________



Lease Revenue Bonds - 9.11%
Blaine School District #61 Certificates of Participation 5.00% 7/30/10 (AMBAC)                         1,000,000           1,046,690
Boise City Certificates of Participation 5.375% 9/1/20 (FGIC) (AMT)                                    2,100,000           2,182,152
Boise City Revenue Refunding Series A 5.375% 12/1/31 (MBIA)                                              500,000             530,145
Idaho State Building Authority Building Revenue Series A
     5.00% 9/1/21 (MBIA)                                                                               1,150,000           1,175,185
     5.00% 9/1/43 (XLCA)                                                                               1,000,000           1,021,290
     Series B 5.00% 9/1/21 (MBIA)                                                                        750,000             778,283
~ Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J 5.00% 7/1/28         1,000,000           1,032,490
                                                                                                                           _________

                                                                                                                           7,766,235
                                                                                                                           _________

Local General Obligation Bonds - 24.39%
Ada & Canyon Counties Joint School District #2 Meridian
     4.75% 2/15/20                                                                                     1,000,000           1,031,230
     5.00% 7/30/20                                                                                     2,155,000           2,246,845
     5.125% 7/30/19                                                                                    1,005,000           1,060,848
     5.50% 7/30/16                                                                                     1,305,000           1,455,923
Bannock County School District #25 (Pocatello Idaho School Board Guaranteed
     Program)                                                                                          1,040,000           1,111,323
     5.00% 8/15/15
     5.00% 8/15/16                                                                                     1,100,000           1,170,928
Boise Urban Renewal Agency Parking Revenue Refunding Tax Increment
     Series A 6.125% 9/1/15                                                                            2,090,000           2,139,094
     Series B 6.125% 9/1/15                                                                            1,700,000           1,739,933
Bonner County Local Improvement District #93-1
     6.40% 4/30/07                                                                                       195,000             196,769
     6.50% 4/30/08                                                                                       110,000             111,019
     6.50% 4/30/10                                                                                        60,000              60,520
Canyon County School District #132 Caldwell 5.00% 7/30/15 (FGIC)                                       2,000,000           2,146,080
Coeur D'Alene Local Improvement District #6
     Series 1995 6.00% 7/1/09                                                                             85,000              85,113
     Series 1996 6.05% 7/1/10                                                                             90,000              90,123
     Series 1997 6.10% 7/1/12                                                                             40,000              40,054
     Series 1998 6.10% 7/1/14                                                                             45,000              45,059
Lemhi County 5.20% 8/1/27 (FSA)                                                                        2,145,000           2,248,002
Nampa Idaho 5.00% 8/1/21 (FGIC)                                                                        2,475,000           2,605,927
Power & Cassia Counties Joint School District #381 American Falls 5.00% 8/1/17                         1,155,000           1,209,632
                                                                                                                           _________

                                                                                                                          20,794,422
                                                                                                                          __________

$ Pre-Refunded Bonds - 4.90%
Ammon Urban Renewal Agency Revenue Sub Lien Tax Increment Series B 6.25%
     8/1/18-06                                                                                           445,000             447,016
Idaho Health Facilities Authority Hospital Revenue (Bonner General Hospital Project)
     6.50% 10/1/28-07                                                                                  1,500,000           1,581,510
Puerto Rico Commonwealth Highway & Transportation Authority Highway
     Revenue Series D 5.25% 7/1/38-12                                                                  1,000,000           1,076,090
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                                  1,010,000           1,075,862
                                                                                                                           _________

                                                                                                                           4,180,478
                                                                                                                           _________

Special Tax Bonds- 7.72%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
     Series G 5.00% 7/1/33                                                                             2,000,000           2,002,280
     Series W 5.50% 7/1/15                                                                               175,000             187,789
     Series Y 5.00% 7/1/36                                                                             2,000,000           2,001,480
Virgin Islands Public Finance Authority
     5.25% 10/1/20                                                                                       500,000             519,445
     5.25% 10/1/21                                                                                       500,000             519,030
     5.25% 10/1/24                                                                                       800,000             828,712
     5.50% 10/1/14                                                                                       500,000             517,680
                                                                                                                             _______

                                                                                                                           6,576,416
                                                                                                                           _________

State General Obligation Bonds - 6.40%
Puerto Rico Commonwealth Public Improvement Series A
     ~ 5.00% 7/1/30                                                                                    2,000,000           2,064,980
     5.125% 7/1/31                                                                                     2,315,000           2,332,918
Puerto Rico Public Buildings Authority Revenue Government Facility Series I 5.50% 7/1/23               1,000,000           1,059,450
                                                                                                                           _________

                                                                                                                           5,457,348
                                                                                                                           _________

Transportation Revenue Bonds - 2.45%
Idaho Housing and Finance Association Highway Trust 5.00% 7/15/24 (MBIA)                               2,000,000           2,089,600
                                                                                                                           _________

                                                                                                                           2,089,600
                                                                                                                           _________



Water & Sewer Revenue Bonds - 2.96%
Chubbuck Water Revenue Certificate of Participation
     6.35% 4/1/08                                                                                        125,000             125,224
     6.40% 4/1/10                                                                                        135,000             135,231
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)                                                               2,175,000           2,259,020
                                                                                                                           _________

                                                                                                                           2,519,475
                                                                                                                           _________

Total Municipal Bonds (cost $81,629,437)                                                                                  83,142,785
                                                                                                                          __________


                                                                                                     Number
                                                                                                     of Shares
Short-Term Investments - 1.52%

Dreyfus Tax-Exempt Cash Management Fund                                                                1,291,322           1,291,322
                                                                                                                           _________

Total Short-Term Investments (cost $1,291,322)                                                                             1,291,322
                                                                                                                           _________

Total Market Value of Securities - 99.06%
     (cost $82,920,759)                                                                                                   84,434,107

Receivables and Other Assets Net of Liabilities (See Notes) - 0.94%                                                          804,191
                                                                                                                           _________

Net Assets Applicable to 7,531,394 Shares Outstanding - 100.00%                                                          $85,238,298
                                                                                                                         ___________


   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
XLCA - Insured by XL Capital Assurance

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Idaho Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $82,920,759
                                                                    ____________

Aggregate unrealized appreciation                                     1,846,553

Aggregate unrealized depreciation                                      (333,205)
                                                                   _____________

Net unrealized appreciation                                        $  1,513,348
                                                                   _____________

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $318,426 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $151,477 expires in 2009 and $166,949 expires in 2010.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Minnesota High-Yield Municipal Bond Fund
_________________________________________________

May 31, 2006


                                                                                                     Principal            Market
                                                                                                     Amount               Value
Municipal Bonds - 96.71%

Corporate-Backed Revenue Bonds - 4.82%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                              $1,700,000          $1,728,526
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21                              1,750,000           1,731,783
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                  1,750,000           1,767,482
                                                                                                                           _________

                                                                                                                           5,227,791
                                                                                                                           _________

Education Revenue Bonds - 4.26%
Minnesota State Higher Education Facilities Authority Revenue
     (Augsburg College) Series 6-C 5.00% 5/1/23                                                          700,000             711,039
     (College of Art & Design Project) Series 5-D 6.75% 5/1/26                                           500,000             536,160
     (St. Catherine College) Series 5-N1 5.375% 10/1/32                                                2,000,000           2,071,420
     (University St. Thomas) Series 6-I 5.00% 4/1/23                                                   1,250,000           1,301,163
                                                                                                                           _________

                                                                                                                           4,619,782
                                                                                                                           _________

Electric Revenue Bonds - 7.68%
Chaska Electric Revenue (Generating Facilities) Series A 5.25% 10/1/25                                 1,000,000           1,048,040
Minnesota State Municipal Power Agency
     5.00% 10/1/35                                                                                     1,000,000           1,014,090
     Series A 5.00% 10/1/34                                                                            2,750,000           2,785,915
Puerto Rico Electric Power Authority Power Revenue Series II 5.25% 7/1/31                              1,000,000           1,025,500
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)          1,000,000           1,087,450
Western Minnesota Municipal Power Agency Series A 5.00% 1/1/30 (MBIA)                                  1,335,000           1,369,176
                                                                                                                           _________

                                                                                                                           8,330,171
                                                                                                                           _________

Health Care Revenue Bonds - 39.12%
Apple Valley Economic Development Authority Health Care Revenue
     (Augustana Home St. Paul Project) Series A 5.80% 1/1/30                                           1,000,000             994,850
     (Evercare Senior Living Project) Series A 6.125% 6/1/35                                           1,000,000           1,003,160
Bemidji Health Care Facilities First Meeting Revenue (North Country Health Services) 5.00% 9/1/31
     (RADIAN)                                                                                          2,500,000           2,545,449
Buhl Nursing Home Revenue (Forest Health Services Project) Series A 6.75% 8/1/33                       1,000,000           1,006,370
Detroit Lakes Housing & Health Facilities Revenue Refunding
     (Mankato Lutheran Homes) Series D 5.50% 8/1/21                                                      500,000             503,915
Duluth Economic Development Authority Health Care Facilities Revenue
     (Benedictine Health System - St. Mary's Hospital) 5.25% 2/15/33                                   2,250,000           2,293,357
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 5.00% 4/1/31         1,965,000           1,957,946
Mahtomedi Senior Housing Revenue (St. Andrews Village Project) 5.75% 12/1/40                           1,000,000             999,850
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35                   3,590,000           3,628,161
Minneapolis Health Care Facilities Revenue
     (Augustana Chapel View Homes) Series D 5.75% 6/1/29                                               1,000,000           1,015,860
     (Jones-Harrison Residence Project) 5.60% 10/1/30                                                  1,500,000           1,499,865
Minneapolis Health Care System Revenue
     (Allina Health Systems) Series A 5.75% 11/15/32                                                   2,000,000           2,115,140
     (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)                                        1,000,000           1,027,360
Minnesota Agriculture & Economic Development Board Revenue
     (Benedictine Health Systems) 5.75% 2/1/29                                                         1,000,000           1,001,330
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care System
     (Health Partners Obligation Group Project) 6.00% 12/1/17                                          1,125,000           1,220,839
Moorhead Economic Development Authority Multifamily Revenue Refunding & Improvement
     (Eventide Lutheran Home Project) Series B 6.00% 6/1/18                                              870,000             870,357
Northfield Health Care Facilities Revenue Refunding & Improvement
     (Northfield Retirement Center Project) Series A 6.00% 5/1/28                                      1,000,000           1,000,240
Oakdale Elderly Housing Revenue (PHM/Oakdale, Inc. Project) 6.00% 3/1/28                               1,800,000           1,809,953
Owatonna Senior Housing Revenue (Senior Living Project) Series A
     5.80% 10/1/29                                                                                       400,000             399,204
     6.00% 4/1/41                                                                                      1,250,000           1,262,350
Rochester Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                                  2,000,000           2,056,840
Rochester Multifamily Housing Revenue
     (Wedum Shorewood Campus Project) 6.60% 6/1/36                                                       990,000           1,018,472
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34             1,000,000           1,023,300
Shoreview Elderly Housing Revenue (PHM/Shoreview Inc. Project) 6.15% 12/1/33                           1,250,000           1,276,950


St. Louis Park Health Care Facilities Revenue
     (Park Nicollet Health Services) Series B 5.25% 7/1/30                                             1,000,000           1,028,130
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
     6.00% 11/15/25                                                                                    1,000,000           1,078,970
     Series A 5.70% 11/1/15                                                                              800,000             821,440
     Series B 5.85% 11/1/17                                                                              250,000             257,108
Stillwater Health Care Revenue (Health System Obligation Group)
     5.00% 6/1/25                                                                                      2,000,000           2,034,960
     5.00% 6/1/35                                                                                      1,000,000           1,010,180
Twin Valley Congregate Housing Revenue (Living Options, Inc. Project) 5.95% 11/1/28                    1,825,000           1,673,142
Woodbury Economic Development Authority Housing Revenue Refunding 5.65% 6/1/33                         1,000,000           1,002,100
                                                                                                                           _________

                                                                                                                          42,437,148
                                                                                                                          __________

Housing Revenue Bonds - 17.18%
Chanhassen Multifamily Revenue Refunding
     (Heritage Park Apartments Project-Section 8) 6.20% 7/1/30 (FHA) (AMT)                               300,000             307,689
Chaska Multifamily Housing Revenue
     (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)                                      1,000,000             908,110
@ Hutchinson Multifamily Housing Revenue
     (Evergreen Apartments Project-Section 8) 5.75% 11/1/28                                            1,955,000           1,840,750
Minneapolis Multifamily Housing Revenue
     (Grant Street Apartments Project) Series A 7.25% 11/1/29                                          2,085,000           2,119,693
     (Olson Townhomes Project) 6.00% 12/1/19 (AMT)                                                     1,555,000           1,555,124
     (Trinity Apartments-Section 8) Series A 6.75% 5/1/21                                                675,000             691,970
Minneapolis/St. Paul Housing Finance Board
     (Cityliving Project) Series A-2 5.00% 12/1/38 (AMT)                                               1,000,000           1,001,380
Minnesota State Housing Finance Agency Rental Housing
     Series A 4.875% 8/1/24 (AMT)                                                                        585,000             587,317
     Series A-1 5.00% 8/1/40 (AMT)                                                                     2,265,000           2,272,768
Minnesota State Housing Finance Agency Residential Housing Series G 5.00% 7/1/36 (AMT)                 1,000,000           1,003,580
Minnesota State Housing Finance Agency Single Family Mortgage
     Series E 6.25% 1/1/23 (AMT)                                                                          15,000              15,285
     Series J 5.90% 7/1/28 (AMT)                                                                         730,000             749,659
     Series M 5.875% 1/1/17                                                                               30,000              30,058
St. Anthony Multifamily Housing Revenue
     (Chandler Place Project) Series A 6.05% 11/20/16 (GNMA) (FHA)                                       135,000             137,930
St. Cloud Housing & Redevelopment Authority Revenue
     (Sterling Heights Apartments Project) 7.55% 4/1/39 (AMT)                                            530,000             557,862
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
     (Selby Grotto Housing Project) 5.50% 9/20/44 (GNMA) (AMT)                                           750,000             763,598
Stillwater Multifamily Housing Revenue (Stillwater Cottages Project)
     7.00% 11/1/16 (AMT)                                                                                 680,000             696,551
     Series A 6.75% 11/1/11                                                                              205,000             210,012
     Series A 7.00% 11/1/27                                                                              340,000             348,116
Washington County Housing & Redevelopment Authority Governmental Revenue
     (Briar Pond Project) Series B 7.125% 8/20/34                                                        845,000             780,172
     (Woodland Park Apartments Project) 4.70% 10/1/32                                                  2,075,000           2,059,064
                                                                                                                           _________

                                                                                                                          18,636,688
                                                                                                                          __________

Lease Revenue Bonds - 2.39%
Andover Economic Development Authority Public Facilities Lease Revenue
     (Andover Community Center) 5.20% 2/1/34                                                           1,000,000           1,027,600
Hibbing Economic Development Authority Revenue
     (Hibbing Lease Obligation Project) 6.40% 2/1/12                                                     530,000             530,223
St. Paul Port Authority Lease Revenue
     (Robert Street Office Building Project) 5.00% 12/1/27                                             1,000,000           1,034,430
                                                                                                                           _________

                                                                                                                           2,592,253
                                                                                                                           _________

Local General Obligation Bonds - 9.63%
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)                                1,000,000           1,038,770
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (MBIA)                                1,055,000           1,098,213
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 1,000,000           1,022,010
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                        500,000             525,245
Minneapolis Tax Increment Revenue (Ivory Tower Project) 5.70% 2/1/29                                     785,000             786,327
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.65% 2/1/27                     500,000             501,095
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                                    750,000             773,798
Perham Disposal System 6.00% 11/1/22 (AMT)                                                             1,500,000           1,571,579
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)                                    750,000             789,548
St. Paul Housing & Redevelopment Authority Tax Increment
     (Upper Landing Project) Series A 6.80% 3/1/29                                                     1,000,000           1,005,150



Todd Morrison Cass & Wadena Counties United Hospital District
     (Health Care Facilities-Lakewood)
     5.00% 12/1/21                                                                                       610,000             619,583
     5.125% 12/1/24                                                                                      205,000             209,262
     5.25% 12/1/26                                                                                       490,000             504,416
                                                                                                                             _______

                                                                                                                          10,444,996
                                                                                                                          __________

$ Pre-Refunded Bonds - 6.40%
Little Canada Multifamily Housing Revenue Alternative Development
     (Montreal Courts Apartments Project) Series A 6.25% 12/1/27-07                                    1,250,000           1,292,175
Minneapolis Community Development Agency
     (Supported Development Revenue) Series G-3 5.45% 12/1/31-11                                       1,000,000           1,080,070
Minneapolis Health Care System Revenue
     (Fairview Health Services) Series A 5.625% 5/15/32-12                                             2,000,000           2,198,740
Perham Hospital District Senior Congregate Housing Facilities Revenue
     (Briarwood Project) 6.25% 2/1/22-07                                                                 620,000             638,935
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Refunding
     Series D 5.25% 7/1/38-12                                                                          1,500,000           1,614,135
Rice County Certificates of Participation Series A 6.00% 12/1/21-06                                      125,000             126,545
                                                                                                                             _______

                                                                                                                           6,950,600
                                                                                                                          __________

Special Tax Bonds - 0.95%
Virgin Islands Public Finance Authority Revenue
     (Senior Lien-Matching Fund Loan Note) Series A 5.25% 10/1/24                                      1,000,000           1,035,890
                                                                                                                          __________

                                                                                                                           1,035,890
                                                                                                                          __________

State General Obligation Bonds - 2.39%
& Minnesota State, Inverse Floater ROLs 6.497% 11/1/17                                                 1,000,000           1,052,750
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34                                        500,000             500,475
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14                            1,000,000           1,039,430
                                                                                                                          __________

                                                                                                                           2,592,655
                                                                                                                          __________

Transportation Revenue Bonds - 1.89%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (MBIA)             2,000,000           2,050,060
                                                                                                                          __________

                                                                                                                           2,050,060
                                                                                                                          __________

Total Municipal Bonds (cost $103,318,473)                                                                                104,918,034
                                                                                                                         ___________

Short-Term Investments - 2.77%

~ Variable Rate Demand Notes - 2.77%
Hennepin County Series A 3.33% 12/1/25 (SPA)                                                           1,000,000           1,000,000
Minneapolis Guthrie Parking Ramp 3.33% 12/1/33 (SPA)                                                   2,000,000           2,000,000
                                                                                                                          __________

Total Short-Term Investments (cost $3,000,000)                                                                             3,000,000
                                                                                                                          __________
Total Market Value of Securities - 99.48%
     (cost $106,318,473)                                                                                                 107,918,034

Receivables and Other Assets Net of Liabilities (See Notes) - 0.52%                                                          563,848
                                                                                                                             _______

Net Assets Applicable to 10,420,360 Shares Outstanding - 100.00%                                                        $108,481,882
                                                                                                                        ____________

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLS - Residual Option Longs
SPA - Stand-by Purchase Agreement

   @ Illiquid security. At May 31, 2006, the aggregate amount of illiquid securities equaled $1,840,750, which represented 1.70% of the Fund's net assets. See Note 3 in "Notes."

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   & An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2006. See Note 3 in "Notes."

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.


________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments (R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                $106,318,473
                                                                   ____________

Aggregate unrealized appreciation                                     2,284,660

Aggregate unrealized depreciation                                      (685,099)
                                                                   ____________

Net unrealized appreciation                                         $ 1,559,561
                                                                   ____________

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $2,433,778 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $181,123 expires in 2008, $1,267,552 expires in 2009, $57,521 expires in 2010, $243,334 expires in 2011 and $684,248 expires in 2012.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware Tax-Free New York Fund
_______________________________

May 31, 2006


                                                                                                     Principal            Market
                                                                                                     Amount               Value
Municipal Bonds- 96.38%

Corporate-Backed Revenue Bonds - 8.31%
New York City Industrial Development Agency (Brooklyn Navy Yard Cogen Partners)
     5.75% 10/1/36 (AMT)                                                                                $450,000            $451,908
New York State Energy Research & Development Authority Pollution Control Revenue
     (Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)                                                  500,000             526,875
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson
     Energy Center) 5.25% 6/1/27 (AMT)                                                                   500,000             512,080
                                                                                                                             _______

                                                                                                                           1,490,863
                                                                                                                           _________
Education Revenue Bonds - 12.49%
Amherst Industrial Development Agency Civic Facilities Revenue (UBF Faculty
     Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                                      200,000             217,820
Cattaraugus County Industrial Development Agency Civic Faculty Revenue
     (St. Bonaventure University Project) Series A 5.10% 5/1/31                                          250,000             250,473
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20                              500,000             511,195
New York State Dormitory Authority Revenue
     (Columbia University) Series A 5.00% 7/1/23                                                         500,000             520,385
     (Pratt Institute) 6.00% 7/1/20 (RADIAN)                                                             500,000             537,645
     (State University) Series B 7.50% 5/15/11                                                           180,000             201,186
                                                                                                                             _______

                                                                                                                           2,238,704
                                                                                                                           _________
Electric Revenue Bonds - 8.55%
Long Island Power Authority New York Series B 5.00% 12/1/35                                              400,000             409,968
Puerto Rico Electric Power Authority Power Revenue
     Series II 5.25% 7/1/31                                                                              500,000             512,750
     Series NN 5.125% 7/1/29                                                                             600,000             610,488
                                                                                                                             _______

                                                                                                                           1,533,206
                                                                                                                           _________
Health Care Revenue Bonds - 13.96%
New York State Dormitory Authority Revenue
     (Chapel Oaks) 5.45% 7/1/26 (LOC Allied Irish Bank)                                                  450,000             465,480
     (Mental Health) Series D 5.90% 2/15/12                                                               25,000              25,826
     (Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)                                             450,000             468,428
     (North Shore Long Island Jewish Group Project) 5.50% 5/1/33                                         500,000             526,744
     (Winthrop South Nassau Hospital) 5.50% 7/1/23                                                       500,000             520,175
Suffolk County Industrial Development Agency Continuing Care Retirement
     Community Refunding (Jeffersons Ferry Project) 5.00% 11/1/28                                        500,000             496,315
                                                                                                                             _______

                                                                                                                           2,502,968
                                                                                                                           _________
Lease Revenue Bonds - 14.53%
Albany Industrial Development Agency Civic Facility Revenue (Charitable
     Leadership Project) Series A 5.75% 7/1/26                                                           500,000             515,050
Battery Park City Authority Revenue Series A
     5.00% 11/1/26                                                                                       500,000             518,950
     5.25% 11/1/22                                                                                       485,000             518,741
New York City Industrial Development Agency Civic Facility Revenue (American
     National Red Cross Project) 5.00% 2/1/36 (AMBAC)                                                    500,000             516,025
Tobacco Settlement Financing Series B-1C 5.50% 6/1/21                                                    500,000             537,030
                                                                                                                             _______

                                                                                                                           2,605,796
                                                                                                                           _________
Local General Obligation Bonds - 4.69%
New York City
     Series C 5.375% 11/15/27                                                                            310,000             318,668
     Series J 5.25% 6/1/28                                                                               500,000             522,455
                                                                                                                             _______

                                                                                                                             841,123
                                                                                                                             _______
$ Pre-Refunded Bonds - 12.03%
Metropolitan Transportation Authority Dedicated Tax Series A 6.125% 4/1/17-10 (FGIC)                   1,000,000           1,086,800
New York City Series C 5.375% 11/15/27-07                                                                140,000             144,820
New York State Dormitory Authority Lease Series A 5.375% 5/15/21-13                                      500,000             546,450
New York State Dormitory Authority Revenue
     (Mental Health) Series D 5.90% 2/15/12-07                                                           225,000             233,026
     (State University) Series B 7.50% 5/15/11-09                                                        130,000             145,733
                                                                                                                             _______

                                                                                                                           2,156,829
                                                                                                                           _________



Special Tax Bonds - 8.70%
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               500,000             532,895
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y
     5.50% 7/1/36                                                                                        475,000             502,868
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21                             500,000             523,240
                                                                                                                             _______

                                                                                                                           1,559,003
                                                                                                                         ___________
Transportation Revenue Bonds - 8.81%
Albany Parking Authority Revenue Series A 5.625% 7/15/25                                                 500,000             528,375
New York City Industrial Development (JFK Airis Project) 5.50% 7/1/28 (AMT)                              500,000             510,065
Onondaga County Industrial Development Authority Revenue Subordinated
     (Air Cargo Project) 7.25% 1/1/32 (AMT)                                                              500,000             541,235
                                                                                                                             _______

                                                                                                                           1,579,675
                                                                                                                         ___________
Water & Sewer Revenue Bonds - 4.31%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
     Series A 5.125% 6/15/34                                                                             500,000             515,260
     Series B 5.00% 6/15/36                                                                              250,000             257,455
                                                                                                                             _______

                                                                                                                             772,715
                                                                                                                             _______

Total Municipal Bonds (cost $16,575,929)                                                                                  17,280,882
                                                                                                                         ___________
Total Market Value of Securities - 96.38%
     (cost $16,575,929)                                                                                                   17,280,882

Receivables and Other Assets Net of Liabilities (See Notes) - 3.62%                                                          649,861
                                                                                                                             _______

Net Assets Applicable to 1,719,316 Shares Outstanding - 100.00%                                                          $17,930,743
                                                                                                                         ___________

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
LOC - Letter of Credit
RADIAN - Insured by Radian Asset Assurance

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free New York Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

 Cost of investments                                                $16,575,929
                                                                    ___________

 Aggregate unrealized appreciation                                      716,795
 Aggregate unrealized depreciation                                      (11,842)
                                                                    ___________

 Net unrealized appreciation                                        $   704,953
                                                                    ___________

For federal income tax purposes, at August 31, 2005 capital loss carryforwards of $223,207 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $223,207 expires in 2009.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware National High-Yield Municipal Bond Fund
________________________________________________

May 31, 2006


                                                                                                     Principal            Market
                                                                                                     Amount               Value
Municipal Bonds- 99.72%

Corporate-Backed Revenue Bonds - 14.99%
~ Brazos, Texas River Authority Pollution Revenue (TXU Energy Co. Project)
     Series B 6.30% 7/1/32 (AMT)                                                                      $1,000,000          $1,088,730
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                      750,000             762,585
De Soto Parish, Louisiana Environmental Improvement Revenue
     (International Paper Co. Project) Series A 6.35% 2/1/25 (AMT)                                     1,650,000           1,764,675
~ Forsyth, Montana Pollution Control Revenue (Portland General Project)
     Series A 5.20% 5/1/33                                                                             1,000,000           1,030,000
Gulf Coast, Texas Waste Disposal Authority Revenue
     (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)                                                  1,000,000           1,077,640
Liberty, New York Development Corporation Revenue (Goldman Sachs Headquaters)
     5.25% 10/1/35                                                                                     1,500,000           1,629,240
Mississippi Business Finance Corporation Pollution Control Revenue
     (System Energy Resources, Inc. Project) 5.90% 5/1/22                                                900,000             906,129
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
     6.375% 11/1/29 (AMT)                                                                              1,000,000           1,077,810
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
     (Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)                                          500,000             535,500
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
     Series A 5.65% 6/1/37 (AMT)                                                                         500,000             516,885
Sweetwater County, Wyoming Solid Waste Disposal Revenue
     (FMC Corp. Project) 5.60% 12/1/35 (AMT)                                                           1,000,000           1,045,170
Toledo, Lucas County, Ohio Port Authority Development Revenue
     (Toledo Express Airport Project) Series C 6.375% 11/15/32 (AMT)                                   1,000,000           1,078,000
                                                                                                                           _________

                                                                                                                          12,512,364
                                                                                                                          __________
Education Revenue Bonds - 13.06%
Berks County, Pennsylvania Municipal Authority College Revenue
     (Albright College Project) 5.375% 10/1/28                                                           700,000             717,661
Chattanooga, Tennessee Health Educational & Housing Facilities Broad Revenue
     (CDFI Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35                                    1,000,000           1,016,690
Illinois Educational Facilities Authority Student Housing Revenue
     (Educational Advancement Fund - University Center Project) 6.25% 5/1/30                           1,000,000           1,083,300
Maine Finance Authority Education Revenue (Waynflete School Project) 6.40% 8/1/19                      1,000,000           1,058,480
Massachusetts State Development Finance Agency Revenue
     (Massachusetts College of Pharmacy Project) Series C 5.75% 7/1/33                                 1,000,000           1,049,320
Massachusetts State Health & Educational Facilities Authority Revenue
     (Nichols College Project) Series C 6.125% 10/1/29                                                 1,000,000           1,052,450
Milledgeville-Baldwin County, Georgia Development Authority Revenue
     (Georgia College & State University Foundation Project) 6.00% 9/1/33                              1,000,000           1,075,240
Minnesota State Higher Education Facilities Authority Revenue
     (College of Art & Design Project) Series 5-D 6.75% 5/1/26                                           500,000             536,160
New Jersey State Educational Facilities Authority Revenue
     (Fairleigh Dickinson Project) Series C 5.50% 7/1/23                                                 750,000             793,808
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
     Series A-2 6.65% 11/1/25 (AMT)                                                                      985,000             993,402
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority First Mortgage Revenue
     (Lackawanna Junior College Project) 5.75% 11/1/20                                                 1,510,000           1,527,017
                                                                                                                           _________

                                                                                                                          10,903,528
                                                                                                                          __________
Health Care Revenue Bonds - 38.92%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
     (Augustana Home St. Paul Project) Series A 6.00% 1/1/40                                           1,000,000           1,007,250
     (Evercare Senior Living LLC Project) Series A 6.125% 6/1/35                                       1,000,000           1,003,160
Bexar County, Texas Health Facilities Development Corporation
     (Army Retirement Residence Project) 6.30% 7/1/32                                                  1,000,000           1,060,720
Buhl, Minnesota Nursing Home Revenue (Forest Health Services Project)
     Series A 6.75% 8/1/33                                                                               600,000             603,822



California Statewide Communities Development Authority Revenue
     (Adventist Health) Series A 5.00% 3/1/35                                                          1,500,000           1,508,655
     (Kaiser Permenante) 5.25% 3/1/45                                                                  1,000,000           1,027,190
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing
     (St. Clarence) Series A 6.25% 5/1/38                                                              1,000,000           1,002,100
Coffee County, Georgia Hospital Authority Revenue
     (Coffee Regional Medical Center Inc. Project) 5.00% 12/1/26                                         500,000             490,325
Colorado Health Facilities Authority Revenue (Evangelical Lutheran)
     5.00% 6/1/35                                                                                      1,000,000             998,180
     Series A 5.25% 6/1/34                                                                               750,000             766,358
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
     (Lanier Village Estates Project) Series C 7.25% 11/15/29                                          1,000,000           1,087,920
Henrico County, Virginia Economic Development Authority Revenue
     (Bon Secours Health System Inc.) Series A 5.60% 11/15/30                                          1,000,000           1,039,150
Illinois Financial Authority Revenue (Luther Oaks Project) Series A 6.00% 8/15/26                      1,700,000           1,757,493
Illinois Health Facilities Authority Revenue
     (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28                                              1,000,000           1,040,050
     (Midwest Physician Group Limited Project) 5.50% 11/15/19                                             35,000              32,526
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital Revenue
     (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                           1,300,000           1,357,889
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue
     (Pleasant View Retirement) Series A 5.30% 12/15/26                                                1,000,000             982,910
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)
     Series B 5.50% 5/15/32                                                                            1,000,000           1,022,860
Madison County, Idaho Hospital Revenue Certificates of Participation 5.25% 9/1/37                      1,000,000           1,011,380
Massachusetts State Health & Educational Facilities Authority Revenue
     (Jordan Hospital Project) Series E 6.75% 10/1/33                                                  1,000,000           1,081,710
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
     (Catholic Health East) Series C 5.375% 11/15/34                                                   1,000,000           1,037,510
North Carolina Medical Care Commission Health Care Facilities Revenue
     (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                                           2,000,000           2,059,939
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue
     (The Philadelphia Protestant Home Project) Series A 6.50% 7/1/27                                  1,100,000           1,107,447
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
     Series B 6.375% 11/15/30                                                                          1,500,000           1,611,165
Rochester, Minnesota Multifamily Housing Revenue
     (Wedum Shorewood Campus Project) 6.60% 6/1/36                                                       985,000           1,013,329
Shakopee, Minnesota Health Care Facilities Revenue (St. Francis Regional Medical Center)
     5.25% 9/1/34                                                                                        750,000             767,475
Shelby County, Tennessee Health Educational and Housing Facilities Board Revenue
     (Trezevant Manor Project) Series A 5.75% 9/1/37                                                     700,000             695,506
St. Joseph County, Indiana Industrial Economic Development
     (Madison Center Project) 5.50% 2/15/21                                                            1,150,000           1,161,765
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
     (Health East Project) 6.00% 11/15/35                                                              1,000,000           1,075,840
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
     (Westminster-Canterbury Project) Series A 5.30% 1/1/35                                            1,000,000           1,006,810
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
     (Yavapai Regional Medical Center Project) Series A 6.00% 8/1/33                                   1,000,000           1,060,460
                                                                                                                           _________

                                                                                                                          32,478,894
                                                                                                                          __________
Lease Revenue Bonds - 5.57%
Dauphin County, Pennsylvania General Authority Revenue Office & Parking
     (Riverfront Office Project) Series A 5.75% 1/1/10                                                 1,875,000           1,864,725
Denver, Colorado Convention Center Hotel Authority Revenue 4.625% 12/1/30 (XLCA)                       1,000,000             975,650
Missouri State Development Finance Board Infrastructure Facilities Revenue
     (Branson Landing Project) Series A 5.50% 12/1/24                                                    720,000             750,535
New York City, New York Industrial Development Agency Special Facilities Revenue
     (Terminal One Group Association Project) 5.50% 1/1/24 (AMT)                                       1,000,000           1,058,340
                                                                                                                           _________

                                                                                                                           4,649,250
                                                                                                                           _________
Local General Obligation Bonds - 7.05%
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project)
     5.95% 12/15/12                                                                                      750,000             786,113
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35                                       1,000,000           1,003,730
Lowry, Colorado Economic Redevelopment Authority Revenue Series A 7.30% 12/1/10                          390,000             403,709
Modesto, California Special Tax Community Facilities District #04-1



     Village 2 5.15% 9/1/36                                                                            1,000,000             996,720
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
     Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25                      1,200,000           1,205,927
St. Joseph, Missouri Industrial Development Authority (Shoppes at North Village Project) Series A
     5.375% 11/1/24                                                                                    1,000,000             990,730
     5.50% 11/1/27                                                                                       500,000             495,320
                                                                                                                             _______

                                                                                                                           5,882,249
                                                                                                                           _________
$ Pre-Refunded Bonds - 9.91%
Golden State, California Tobacco Securitization Corporation Settlement Revenue
     Series B 5.50% 6/1/43-13                                                                          1,500,000           1,649,445
Maryland State Economic Development Corporation, Student Housing Revenue
     (University of Maryland College Park Project) 5.625% 6/1/35-13                                    1,000,000           1,095,680
Mississippi Development Bank Special Obligation (Madison County Hospital Project)
     6.40% 7/1/29-09                                                                                   1,585,000           1,732,738
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
     (Foulkeways at Gwynedd Project) 6.75% 11/15/30-09                                                 1,000,000           1,100,880
New Hampshire Higher Education & Health Facilities Authority
     (Brewster Academy Project) 6.75% 6/1/25-06                                                        1,000,000           1,020,000
Savannah, Georgia Economic Development Authority Revenue
     (College of Art & Design Project) 6.50% 10/1/13-09                                                1,000,000           1,100,530
Volusia County, Florida Industrial Development Authority First Mortgage Revenue
     (Bishops Glen Retirement Health Facilities Project) 7.50% 11/1/16-06                                555,000             574,164
                                                                                                                             _______

                                                                                                                           8,273,437
                                                                                                                          __________
Special Tax Bonds - 6.98%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39                1,000,000           1,044,850
Chicago, Illinois Tax Increment Subordinate (Central Loop Redevelopment Project)
     Series A 6.50% 12/1/08                                                                            1,000,000           1,051,990
Las Vegas, Nevada Local Improvement Special District #808
     (Summerlin Area Project) 6.75% 6/1/21                                                               985,000           1,025,720
Middlesex County, New Jersey Improvement Authority Senior Revenue
     (Heldrich Center Hotel/Conference Project) Series A
     5.00% 1/1/32                                                                                        500,000             488,340
     5.125% 1/1/37                                                                                       870,000             863,318
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34                                1,000,000           1,055,560
Prescott Valley, Arizona Improvement District Special Assessment
     (Sewer Collection System Roadway Repair Project) 7.90% 1/1/12                                       290,000             296,586
                                                                                                                             _______

                                                                                                                           5,826,364
                                                                                                                           _________
Transportation Revenue Bonds - 3.24%
New York City, New York Industrial Development Agency
     (JFK I LLC Project) Series A 5.50% 7/1/28 (AMT)                                                     905,000             923,218
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated
     (Air Cargo Obligated Group Project) 6.75% 1/1/23 (AMT)                                            1,160,000           1,235,226
Onondaga County, New York Industrial Development Authority Revenue Subordinated
     (Air Cargo Project) 7.25% 1/1/32 (AMT)                                                              500,000             541,235
                                                                                                                             _______

                                                                                                                           2,699,679
                                                                                                                           _________

Total Municipal Bonds (cost $79,693,897)                                                                                  83,225,765
                                                                                                                          __________
Total Market Value of Securities - 99.72%
     (cost $79,693,897)                                                                                                   83,225,765

Receivables and Other Assets Net of Liabilities (See Notes) - 0.28%                                                          235,588
                                                                                                                             _______

Net Assets Applicable to 8,161,728 Shares Outstanding - 100.00%                                                          $83,461,353
                                                                                                                         ___________

   $ Pre-Refunded Bonds. Municipals that are that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

Summary of Abbreviations:

AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions
XLCA - Insured by XL Capital Assurance


________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware National High-Yield Municipal Bond Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

 Cost of investments                                                $79,733,797
                                                                    ___________

 Aggregate unrealized appreciation                                    3,520,918
 Aggregate unrealized depreciation                                      (28,950)
                                                                      _________

 Net unrealized appreciation                                        $ 3,491,968
                                                                    ___________

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $5,827,551 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $752,701 expires in 2008, $3,025,716 expires in 2009, $70,671 expires in 2010, $997,721 expires in 2011 and $980,742 expires in 2012.

 3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax tax-exempt investments. Such securities, if any, are identified on the Schedule of Investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.


     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                 CERTIFICATION
                                 _____________


I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006

                                  CERTIFICATION
                                  _____________


I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Michael P. Bishof
____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Voyageur Mutual Funds

Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006

Michael P. Bishof
____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006